Employee Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Plan
Fair values of Aon's pension plan assets
Total	$ 1,325	$ 1,244	$ 1,153
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of Aon's pension plan assets
Total	287	298
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	22
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Highly liquid debt instruments
Fair values of Aon's pension plan assets
Total		1
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Large cap domestic
Fair values of Aon's pension plan assets
Total	151	247
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Large cap international
Fair values of Aon's pension plan assets
Total	9	11
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity derivatives
Fair values of Aon's pension plan assets
Total	63
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate and REITS
Fair values of Aon's pension plan assets
Total	42	39
U.S. Pension Plan | Significant Other Observable Inputs (Level 2)
Fair values of Aon's pension plan assets
Total	847	753
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Highly liquid debt instruments
Fair values of Aon's pension plan assets
Total		26
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Large cap international
Fair values of Aon's pension plan assets
Total	88
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Equity derivatives
Fair values of Aon's pension plan assets
Total	110	231
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Small Cap Domestic
Fair values of Aon's pension plan assets
Total	58	22
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair values of Aon's pension plan assets
Total	355	395
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Government and agency bonds
Fair values of Aon's pension plan assets
Total	116	50
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Asset-backed securities
Fair values of Aon's pension plan assets
Total	18	5
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	83	6
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Commodity derivatives
Fair values of Aon's pension plan assets
Total	19	18
U.S. Pension Plan | Significant Unobservable (Level 3) Inputs
Fair values of Aon's pension plan assets
Total	191	193	138
U.S. Pension Plan | Fair Value | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	22
U.S. Pension Plan | Fair Value | Highly liquid debt instruments
Fair values of Aon's pension plan assets
Total		27
U.S. Pension Plan | Fair Value | Large cap domestic
Fair values of Aon's pension plan assets
Total	151	247
U.S. Pension Plan | Fair Value | Large cap international
Fair values of Aon's pension plan assets
Total	97	11
U.S. Pension Plan | Fair Value | Equity derivatives
Fair values of Aon's pension plan assets
Total	173	231
U.S. Pension Plan | Fair Value | Small Cap Domestic
Fair values of Aon's pension plan assets
Total	58	22
U.S. Pension Plan | Fair Value | Corporate bonds
Fair values of Aon's pension plan assets
Total	355	395
U.S. Pension Plan | Fair Value | Government and agency bonds
Fair values of Aon's pension plan assets
Total	116	50
U.S. Pension Plan | Fair Value | Asset-backed securities
Fair values of Aon's pension plan assets
Total	18	5
U.S. Pension Plan | Fair Value | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	83	6
U.S. Pension Plan | Fair Value | Alternative investments
Fair values of Aon's pension plan assets
Total	191	193
U.S. Pension Plan | Fair Value | Commodity derivatives
Fair values of Aon's pension plan assets
Total	19	18
U.S. Pension Plan | Fair Value | Real estate and REITS
Fair values of Aon's pension plan assets
Total	42	39
International Pension Plan
Fair values of Aon's pension plan assets
Total	5,098	4,288	3,753
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of Aon's pension plan assets
Total	1,703	175
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	276	54
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Equity Securities
Fair values of Aon's pension plan assets
Total	128	121
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income investments
Fair values of Aon's pension plan assets
Total	1,299
International Pension Plan | Significant Other Observable Inputs (Level 2)
Fair values of Aon's pension plan assets
Total	2,496	3,186
International Pension Plan | Significant Other Observable Inputs (Level 2) | Equity derivatives
Fair values of Aon's pension plan assets
Total	11
International Pension Plan | Significant Other Observable Inputs (Level 2) | Global
Fair values of Aon's pension plan assets
Total	960	661
International Pension Plan | Significant Other Observable Inputs (Level 2) | Europe
Fair values of Aon's pension plan assets
Total	347	574
International Pension Plan | Significant Other Observable Inputs (Level 2) | North America
Fair values of Aon's pension plan assets
Total	56	133
International Pension Plan | Significant Other Observable Inputs (Level 2) | Asia Pacific
Fair values of Aon's pension plan assets
Total		67
International Pension Plan | Significant Other Observable Inputs (Level 2) | Other Equity Securities
Fair values of Aon's pension plan assets
Total		8
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income investments
Fair values of Aon's pension plan assets
Total	56
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	21
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income investments, pooled funds
Fair values of Aon's pension plan assets
Total		907
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income securities
Fair values of Aon's pension plan assets
Total	823	805
International Pension Plan | Significant Other Observable Inputs (Level 2) | Derivatives
Fair values of Aon's pension plan assets
Total	178	(28)
International Pension Plan | Significant Other Observable Inputs (Level 2) | Commodities
Fair values of Aon's pension plan assets
Total	26	34
International Pension Plan | Significant Other Observable Inputs (Level 2) | REITS
Fair values of Aon's pension plan assets
Total	4	8
International Pension Plan | Significant Other Observable Inputs (Level 2) | Alternative investments
Fair values of Aon's pension plan assets
Total		17
International Pension Plan | Significant Other Observable Inputs (Level 2) | Commodity derivatives
Fair values of Aon's pension plan assets
Total	14
International Pension Plan | Significant Unobservable (Level 3) Inputs
Fair values of Aon's pension plan assets
Total	899	927	746
International Pension Plan | Significant Unobservable (Level 3) Inputs | Global
Fair values of Aon's pension plan assets
Total		162	145
International Pension Plan | Significant Unobservable (Level 3) Inputs | Fixed income investments, pooled funds
Fair values of Aon's pension plan assets
Total		40
International Pension Plan | Significant Unobservable (Level 3) Inputs | Annuities
Fair values of Aon's pension plan assets
Total	419	380	432
International Pension Plan | Significant Unobservable (Level 3) Inputs | Real Estate
Fair values of Aon's pension plan assets
Total	134	127	136
International Pension Plan | Significant Unobservable (Level 3) Inputs | Alternative investments
Fair values of Aon's pension plan assets
Total	346	218	33
International Pension Plan | Fair Value
Fair values of Aon's pension plan assets
Total		4,288
International Pension Plan | Fair Value | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	276	54
International Pension Plan | Fair Value | Equity derivatives
Fair values of Aon's pension plan assets
Total	11
International Pension Plan | Fair Value | Global
Fair values of Aon's pension plan assets
Total	960	823
International Pension Plan | Fair Value | Europe
Fair values of Aon's pension plan assets
Total	347	574
International Pension Plan | Fair Value | North America
Fair values of Aon's pension plan assets
Total	56	133
International Pension Plan | Fair Value | Asia Pacific
Fair values of Aon's pension plan assets
Total		67
International Pension Plan | Fair Value | Other Equity Securities
Fair values of Aon's pension plan assets
Total	128	129
International Pension Plan | Fair Value | Fixed income investments
Fair values of Aon's pension plan assets
Total	1,355
International Pension Plan | Fair Value | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	21
International Pension Plan | Fair Value | Fixed income investments, pooled funds
Fair values of Aon's pension plan assets
Total		947
International Pension Plan | Fair Value | Fixed income securities
Fair values of Aon's pension plan assets
Total	823	805
International Pension Plan | Fair Value | Annuities
Fair values of Aon's pension plan assets
Total	419	380
International Pension Plan | Fair Value | Derivatives
Fair values of Aon's pension plan assets
Total	178	(28)
International Pension Plan | Fair Value | Commodities
Fair values of Aon's pension plan assets
Total	26	34
International Pension Plan | Fair Value | REITS
Fair values of Aon's pension plan assets
Total	4	8
International Pension Plan | Fair Value | Real Estate
Fair values of Aon's pension plan assets
Total	134	127
International Pension Plan | Fair Value | Alternative investments
Fair values of Aon's pension plan assets
Total	346	235
International Pension Plan | Fair Value | Commodity derivatives
Fair values of Aon's pension plan assets
Total	$ 14